Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
BALANCE, at Dec. 31, 2009	$ 1,701,117	$ 10	$ 2,386,953	$ (34,128)	$ (651,718)
BALANCE, shares, at Dec. 31, 2009		103,125,500
Net income / (loss)	134,761				134,761
Amortization of stock based compensation	0
Other comprehensive income	(26,594)			(26,594)
Share dividend		1,021	(1,021)
Private placement, value	488,301	286	488,015
Private placement, shares		28,571,428
Capital contribution from DryShips Inc	583,497		583,497
BALANCE, at Dec. 31, 2010	2,881,082	1,317	3,457,444	(60,722)	(516,957)
BALANCE, shares, at Dec. 31, 2010		131,696,928
Net income / (loss)	95,298				95,298
Amortization of stock based compensation	0
Other comprehensive income	9,596			9,596
Capital contribution from DryShips Inc	12,480		12,480
BALANCE, at Dec. 31, 2011	2,998,456	1,317	3,469,924	(51,126)	(421,659)
BALANCE, shares, at Dec. 31, 2011		131,696,928
Net income / (loss)	(132,336)				(132,336)
Issuance of non-vested shares		28,200
Amortization of stock based compensation	613		613
Other comprehensive income	23,301			23,301
Capital contribution from DryShips Inc	18,481		18,481
BALANCE, at Dec. 31, 2012	$ 2,908,515	$ 1,317	$ 3,489,018	$ (27,825)	$ (553,995)
BALANCE, shares, at Dec. 31, 2012		131,696,928